American Conservative Values ETF

Schedule of Investments

April 30, 2024 (unaudited)

		Shares	Value
99.74%	COMMON STOCK
3.34%	COMMUNICATION SERVICES
	Charter Communications, Inc.(A)	1,055	$270,017
	Electronic Arts, Inc.	1,688	214,072
	Fox Corp. Class A	2,963	91,883
	Fox Corp. Class B	2,797	80,218
	Live Nation Entertainment(A)	786	69,883
	News Corp. Class A	4,273	101,697
	News Corp. Class B	3,902	95,755
	Omnicom Group, Inc.	2,858	265,337
	Paramount Global Class B	12,546	142,899
	Pinterest, Inc.(A)	3,205	107,207
	Spotify Technology SA ADR(A)	1,018	285,488
	Take-Two Interactive(A)	1,166	166,516
	The Interpublic Group	6,259	190,524
	T-Mobile US, Inc.	4,291	704,453
			2,785,949

11.22%	CONSUMER DISCRETIONARY
	Advance Auto Parts	176	12,844
	Airbnb, Inc.(A)	2,775	440,032
	Aptiv plc ADR(A)	699	49,629
	Autozone, Inc.(A)	87	257,207
	Bath & Body Works, Inc.	770	34,973
	Best Buy Co., Inc.	612	45,068
	Booking Holdings, Inc.	188	648,982
	Borg-Warner, Inc.	782	25,626
	Chipotle Mexican Grill, Inc.(A)	88	278,045
	DR Horton, Inc.	700	99,743
	Darden Restaurants, Inc.	353	54,154
	Domino's Pizza, Inc.	88	46,576
	DoorDash, Inc.(A)	1,789	231,246
	eBay, Inc.	1,465	75,506
	Etsy, Inc.(A)	1,051	72,172
	Expedia Group, Inc.(A)	1,817	244,623
	Ford Motor Co.	10,866	132,022
	Garmin Ltd. ADR	2,146	310,033
	Genuine Parts Co.	440	69,172
	Hasbro, Inc.	178	10,911
	Hilton Worldwide Holdings, Inc.	699	137,899

American Conservative Values ETF

Schedule of Investments

April 30, 2024 (unaudited)

	CONSUMER DISCRETIONARY Continued	Shares	Value
	Home Depot, Inc.	4,264	$1,425,114
	Kohl's Corp.	3,244	77,661
	Las Vegas Sands Corp.	1,049	46,534
	Lennar Corp.	522	79,146
	Lithia Motors, Inc.	363	92,340
	LKQ Corp.	522	22,514
	Marriott International Class A	1,663	392,684
	McDonald's Corp.	3,342	912,500
	MGM Resorts International(A)	2,185	86,176
	O'Reilly Automotive, Inc.(A)	384	389,092
	Phinia, Inc.	161	6,279
	Polo Ralph Lauren Corp.	87	14,237
	Pool Corp.	88	31,903
	Pulte Group, Inc.	265	29,526
	PVH Corp.	175	19,040
	Ross Stores, Inc.	2,142	277,496
	Royal Caribbean Cruises ADR(A)	438	61,158
	Skechers U.S.A., Inc.(A)	1,900	125,495
	Tapestry, Inc.	526	20,998
	Tesla, Inc.(A)	5,736	1,051,294
	TJX Companies, Inc.	7,168	674,437
	Tractor Supply Co.	265	72,366
	Ulta Beauty, Inc.(A)	88	35,626
	Under Armour, Inc. Class C(A)	7,136	46,527
	Under Armour, Inc. Class A(A)	6,281	42,271
	Wynn Resorts Ltd.	260	23,829
	Yum! Brands, Inc.	273	38,561
			9,371,267

7.68%	CONSUMER STAPLES
	Altria Group, Inc.	4,101	179,665
	Archer-Daniels-Midland Co.	1,359	79,719
	Brown-Forman Corp. Class B	533	25,504
	Church & Dwight Co.	438	47,256
	The Clorox Co.	81	11,977
	Colgate-Palmolive Co.	2,279	209,486
	Constellation Brands, Inc.	695	176,155
	Costco Wholesale Corp.	1,824	1,318,570
	Dollar General Corp.	801	111,491
	Dollar Tree, Inc.(A)	433	51,202

American Conservative Values ETF

Schedule of Investments

April 30, 2024 (unaudited)

	CONSUMER STAPLES Continued	Shares	Value
	Estee Lauder Cos. Class A	438	$64,259
	General Mills, Inc.	1,050	73,983
	Kimberly-Clark Corp.	611	83,420
	The Kraft Heinz Co.	1,660	64,093
	Kroger Co.	611	33,837
	McCormick & Co., Inc.	350	26,621
	Mondelez International Inc. Class A	9,719	699,185
	Monster Beverage Corp.(A)	3,314	177,133
	PepsiCo, Inc.	5,390	948,155
	Philip Morris International, Inc.	4,583	435,110
	The Procter & Gamble Co.	9,048	1,476,634
	Sysco Corp.	416	30,917
	The Hershey Company	265	51,389
	Walgreens Boots Alliance, Inc.	2,270	40,247
			6,416,008

4.14%	ENERGY
	Baker Hughes Co.	1,830	59,695
	Chevron Corp.	4,533	731,037
	ConocoPhillips	1,922	241,442
	EOG Resources, Inc.	960	126,845
	Exxon Mobil Corp.	11,480	1,357,740
	Halliburton Co.	1,741	65,235
	Hess Corp.	262	41,262
	Kinder Morgan, Inc.	4,012	73,339
	Marathon Petroleum Corp.	1,748	317,646
	Occidental Petroleum Corp.	1,749	115,679
	Oneok, Inc.	782	61,872
	Pioneer Natural Resources	175	47,131
	Schlumberger Ltd. ADR	3,311	157,206
	Williams Cos., Inc.	1,655	63,486
			3,459,615

13.54%	FINANCIALS
	Aflac, Inc.	524	43,833
	Allstate Corp.	243	41,324
	American International Group	616	46,391
	Ameriprise Financial, Inc.	354	145,774
	Aon plc ADR	438	123,520
	Arthur J Gallagher & Co.	177	41,540

American Conservative Values ETF

Schedule of Investments

April 30, 2024 (unaudited)

FINANCIALS Continued	Shares	Value
Bank Of New York Mellon	848	$47,903
Berkshire Hathaway Class B(A)	5,830	2,312,936
Blackstone, Inc.	2,270	264,705
Capital One Financial	878	125,931
CBOE Global Markets, Inc.	923	167,201
Chubb Ltd. ADR	1,308	325,221
Cincinnati Financial Corp.	353	40,838
Citigroup, Inc.	6,435	394,659
Citizens Financial Group	1,481	50,517
CME Group, Inc.	1,940	406,702
Discover Financial Services	1,934	245,096
Fidelity National Information Services, Inc.	1,480	100,522
Fifth Third Bancorp	2,443	89,072
Fiserv, Inc.(A)	3,671	560,451
Franklin Resources, Inc.	520	11,877
Global Payments, Inc.	1,559	191,398
Hartford Financial Services Group, Inc.	613	59,393
Huntington Bancshares	2,706	36,450
Intercontinental Exchange	2,423	311,985
Invesco Ltd. ADR	267	3,783
Keycorp	1,833	26,560
KKR & Co., Inc.	1,451	135,045
Loews Corp.	428	32,164
MarketAxess Holdings, Inc.	88	17,608
Marsh & McLennan Cos, Inc.	1,132	225,755
Mastercard, Inc. Class A	3,220	1,452,864
MetLife, Inc.	3,051	216,865
Moody's Corporation	867	321,076
Morgan Stanley	2,438	221,468
MSCI, Inc.	90	41,921
Northern Trust Corp.	697	57,426
The PNC Financial Services Group, Inc.	1,579	241,998
Principal Financial Group, Inc.	351	27,778
Prudential Financial, Inc.	354	39,110
Raymond James Financial	525	64,050
Regions Financial Corp.	3,138	60,469
Rocket Cos, Inc.(A)	6,433	78,997
S&P 500 Global, Inc.	1,204	500,659
State Street Corp.	1,047	75,897
Synchrony Financial	177	7,784

American Conservative Values ETF

Schedule of Investments

April 30, 2024 (unaudited)

	FINANCIALS Continued	Shares	Value
	T Rowe Price Group, Inc.	613	$67,166
	The Charles Schwab Corp.	2,380	176,001
	The Travelers Companies, Inc.	183	38,825
	Truist Financial Corp.	4,184	157,109
	US Bancorp	5,034	204,531
	Wells Fargo & Co.	9,559	567,040
	Willis Towers Watson plc ADR	265	66,552
			11,311,740

11.74%	HEALTH CARE
	Abbott Laboratories	4,341	460,016
	Abbvie, Inc.	4,450	723,748
	Agilent Technologies, Inc.	438	60,024
	Amgen, Inc.	1,220	334,207
	Becton Dickinson & Co.	613	143,810
	Biogen, Inc.(A)	108	23,201
	Boston Scientific Corp.(A)	3,225	231,781
	Bristol-Myers Squibb Co.	5,927	260,432
	Cardinal Health, Inc.	519	53,478
	Cencora, Inc.	525	125,501
	Centene Corp.(A)	957	69,918
	The Cigna Group	1,723	615,180
	The Cooper Companies, Inc.(A)	352	31,349
	CVS Health Corp.	3,056	206,922
	Danaher Corp.	1,998	492,747
	Dexcom, Inc.(A)	704	89,683
	Edwards Lifescience Corp.(A)	1,225	103,721
	Elevance Health, Inc.	819	432,907
	Eli Lilly & Co.	1,803	1,408,323
	Embecta Corp.	104	1,054
	Fortrea Holdings, Inc.(A)	176	6,440
	GE Healthcare Technologies	799	60,916
	Gilead Sciences, Inc.	971	63,309
	HCA Healthcare, Inc.	259	80,243
	Hologic, Inc.(A)	262	19,852
	Humana, Inc.	608	183,671
	Idexx Laboratories, Inc.(A)	90	44,348
	Illumina, Inc.(A)	350	43,068
	Incyte Corp.(A)	267	13,897

American Conservative Values ETF

Schedule of Investments

April 30, 2024 (unaudited)

	HEALTH CARE Continued	Shares	Value
	Intuitive Surgical, Inc.(A)	1,150	$426,213
	Iqvia Holdings, Inc.(A)	349	80,888
	Laboratory Corp. of America	176	35,441
	McKesson Corp.	438	235,298
	Medtronic plc ADR	3,205	257,169
	Merck & Company, Inc.	6,538	844,840
	Mettler-Toledo International, Inc.(A)	1	1,230
	Regeneron Pharmaceuticals, Inc.(A)	267	237,806
	ResMed, Inc.	177	37,876
	Solventum Corp.(A)	171	11,117
	Stryker Corp.	785	264,153
	Thermo Fisher Scientific, Inc.	952	541,421
	Veeva Systems, Inc. Class A(A)	168	33,358
	Vertex Pharmaceuticals(A)	618	242,757
	Zimmer Biomet Holdings	272	32,716
	Zoetis, Inc.	865	137,743
			9,803,772

11.41%	INDUSTRIALS
	3M Co.	687	66,302
	American Airlines Group(A)	4,534	61,254
	Ametek, Inc.	347	60,607
	Automatic Data Processing, Inc.	1,224	296,073
	The Boeing Co.(A)	1,204	202,079
	Broadridge Financial Solutions, Inc.	264	51,060
	Builders FirstSource, Inc.(A)	797	145,708
	Canadian Pacific Kansas City Southern ADR	1,754	137,566
	Carrier Global Corp.	960	59,030
	Caterpillar, Inc.	1,307	437,283
	CH Robinson Worldwide, Inc.	267	18,957
	Cintas Corp.	437	287,695
	Copart, Inc.(A)	9,232	501,390
	CSX Corp.	5,228	173,674
	Cummins, Inc.	438	123,731
	Deere & Co.	698	273,204
	Eaton Corp. plc	1,640	521,946
	Emerson Electric Co.	1,568	168,999
	Equifax, Inc.	263	57,910
	Expeditors International of Washington, Inc.	352	39,181
	Fastenal Co.	1,311	89,069

American Conservative Values ETF

Schedule of Investments

April 30, 2024 (unaudited)

INDUSTRIALS Continued	Shares	Value
FedEx Corp.	525	$137,435
Fortive Corporation	615	46,291
GE Vernova LLC(A)	611	93,917
General Dynamics Corp.	256	73,495
General Electric Co.	2,445	395,650
Grainger WW, Inc.	89	82,000
Honeywell International	1,995	384,496
JB Hunt Transport Services, Inc.	88	14,306
Illinois Tool Works, Inc.	525	128,158
Ingersoll Rand, Inc.	700	65,324
Jacobs Solutions, Inc.	260	37,318
Johnson Controls International ADR	2,272	147,839
L3Harris Technologies, Inc.	526	112,590
Lockheed Martin Corp.	607	282,213
Norfolk Southern Corp.	189	43,530
Northrop Grumman Corp.	351	170,246
Old Dominion Freight	354	64,325
Otis Worldwide Corp.	520	47,424
PACCAR, Inc.	1,199	127,226
Parker-Hannifin Corp.	264	143,856
Paychex, Inc.	874	103,840
Paycom Software, Inc.	88	16,542
Quanta Services, Inc.	88	22,753
RB Global, Inc. ADR	1,797	128,629
Republic Services, Inc.	1,739	333,366
Rockwell Automation, Inc.	88	23,844
RTX Corp.	3,488	354,102
Southwest Airlines Co.	1,746	45,291
Trane Technologies plc ADR	435	138,043
Transdigm Group, Inc.	88	109,827
Uber Technologies, Inc.(A)	7,041	466,607
Union Pacific Corp.	1,563	370,681
United Airlines Holdings(A)	611	31,442
UPS, Inc. Class B	1,560	230,069
Veralto Corp.	670	62,766
Verisk Analytics, Inc.	1,097	239,102
Wabtec Corp.	347	55,895
Waste Management, Inc.	1,946	404,807
Xylem, Inc.	177	23,134
		9,531,097

American Conservative Values ETF

Schedule of Investments

April 30, 2024 (unaudited)

		Shares	Value
15.00%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(A)	3,919	620,691
	Amphenol Corp. Class A	1,392	168,112
	Analog Devices, Inc.	2,059	413,056
	Broadcom, Inc.	1,143	1,486,209
	Cisco Systems, Inc.	26,509	1,245,393
	Corning, Inc.	1,661	55,444
	HP, Inc.	4,083	114,691
	Intel Corp.	12,677	386,268
	Jabil, Inc.	1,231	144,470
	Keysight Technologies, Inc.(A)	350	51,779
	Lam Research Corp.	519	464,199
	Microchip Technology, Inc.	874	80,391
	Micron Technology, Inc.	3,124	352,887
	Motorola Solutions, Inc.	1,644	557,563
	Nvidia Corp.	5,393	4,659,660
	NXP Semiconductors NV ADR	764	195,729
	Qualcomm, Inc.	3,208	532,047
	Roper Technologies, Inc.	794	406,099
	TE Connectivity Ltd. ADR	876	123,936
	Texas Instruments, Inc.	2,686	473,864
			12,532,488

15.21%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Accenture plc Class A ADR	2,347	706,236
	Adobe, Inc.(A)	1,817	840,962
	Ansys, Inc.(A)	508	165,039
	Applied Materials, Inc.	2,803	556,816
	Arista Networks, Inc.(A)	1,742	446,928
	Autodesk, Inc.(A)	955	203,272
	Cadence Design Systems(A)	1,482	408,484
	CDW Corp.	265	64,093
	Cognizant Tech Solutions	3,057	200,784
	CrowdStrike Holdings, Inc.(A)	458	133,983
	F5, Inc.(A)	856	141,505
	Fair Isaac Corp.(A)	159	180,199
	Fortinet, Inc.(A)	1,735	109,617
	Gartner Group, Inc.(A)	348	143,581
	Hewlett-Packard Enterprise	10,358	176,086
	Intuit, Inc.	1,278	799,542

American Conservative Values ETF

Schedule of Investments

April 30, 2024 (unaudited)

	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES Cont'd	Shares	Value
	KLA Corp.	468	322,588
	Manhattan Associates, Inc.(A)	540	111,272
	Microsoft Corp.	10,587	4,121,837
	Oracle Corp.	6,153	699,904
	Palo Alto Networks, Inc.(A)	1,186	344,996
	Seagate Technology Holdings plc ADR	430	36,941
	ServiceNow, Inc.(A)	899	623,304
	Synopsys, Inc.(A)	881	467,450
	Tyler Technologies, Inc.(A)	83	38,309
	Verisign, Inc.(A)	1,847	313,030
	Workday, Inc. Class A(A)	761	186,240
	Zebra Technologies Corp.(A)	519	163,257
			12,706,255

2.63%	MATERIALS
	Air Products and Chemicals, Inc.	528	$124,788
	Albemarle Corp.	88	10,587
	Amcor plc ADR	3,927	35,107
	Ball Corporation	874	60,804
	Celanese Corp. Class A	89	13,671
	Corteva, Inc.	1,748	94,619
	Dow, Inc.	695	39,546
	Dupont de Nemours, Inc.	593	42,993
	Ecolab, Inc.	615	139,082
	FMC Corp.	89	5,252
	Freeport-McMoran, Inc.	4,189	209,199
	International Paper Co.	1,223	42,732
	International Flavors & Fragrance, Inc.	175	14,814
	LyondellBasell Industries NV ADR	521	52,084
	The Mosaic Co.	697	21,879
	Linde plc ADR	1,837	810,044
	Newmont Goldcorp Corp.	1,657	67,340
	Nucor Corp.	607	102,298
	Packaging Corp. of America	177	30,617
	PPG Industries, Inc.	525	67,725
	The Sherwin-Williams Co.	526	157,595
	Sylvamo Corp.	96	6,000
	Vulcan Materials Co.	88	22,671
	WestRock Co.	438	21,006
			2,192,453

American Conservative Values ETF

Schedule of Investments

April 30, 2024 (unaudited)

		Shares	Value
1.71%	REAL ESTATE
	Alexandria Real Estate Equities, Inc.	177	20,509
	American Tower Corporate REIT	960	164,698
	AvalonBay Communities, Inc.	265	$50,236
	CBRE Group, Inc.(A)	1,047	90,974
	Crown Castle, Inc.	963	90,310
	Digital Realty Trust, Inc.	612	84,933
	Equinix, Inc.	266	189,155
	Equity Residential	787	50,683
	Extra Space Storage, Inc.	89	11,951
	Host Hotels & Resorts, Inc.	1,040	19,625
	Mid-America Apartment Communities	89	11,570
	Prologis, Inc.	2,806	286,352
	Public Storage	437	113,380
	Realty Income Corp.	424	22,701
	SBA Communications Corp.	80	14,890
	Simon Property Group, Inc.	434	60,990
	Ventas, Inc.	519	22,981
	Welltower, Inc.	874	83,275
	Weyerhaeuser Co.	1,393	42,027
			1,431,240
2.12%	UTILITIES
	AES Corp.	519	9,290
	Ameren Corp.	76	5,614
	American Electric Power, Inc.	358	30,799
	American Water Works Co.	177	21,651
	CenterPoint Energy, Inc.	872	25,410
	Consolidated Edison, Inc.	86	8,118
	Constellation Energy Corp.	351	65,265
	Dominion Energy, Inc.	503	25,643
	DTE Energy Co.	354	39,053
	Duke Energy Corp.	1,119	109,953
	Edison International	689	48,960
	Eversource Energy	699	42,373
	Exelon Corp.	850	31,943
	FirstEnergy Corp.	1,137	43,593
	NextEra Energy, Inc.	6,777	453,856
	Public Service Enterprise Group, Inc.	960	66,317
	Sempra Energy	378	27,076
	The Southern Company	8,420	618,870

American Conservative Values ETF

Schedule of Investments

April 30, 2024 (unaudited)

	UTILITIES Continued	Shares	Value
	WEC Energy Group	528	43,634
	Xcel Energy, Inc.	1,048	56,309
			1,773,727

99.74%	TOTAL COMMON STOCK		83,315,611

99.74%	TOTAL INVESTMENTS		83,315,611

0.26%	Other assets net of liabilities		219,933
100.00%	NET ASSETS		$83,535,544

(A)Non-income producing

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of April 30, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$83,315,611			$83,315,611
TOTAL INVESTMENTS	$83,315,611			$83,315,611

The cost of investments for Federal income tax purposes has been estimated a/o April 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $72,678,144, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,314,812
Gross unrealized depreciation	(2,677,346)
Net unrealized appreciation	$10,637,467